Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 149,307	$ 21,351	¥ 134,510	¥ 112,092